Shareholders' Equity - Summary of Reconciliation of Outstanding Share Options (Detail)	6 Months Ended
	Jun. 30, 2018 shares € / shares	Jun. 30, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding at January 1 | shares	2,213,985
Forfeited during the six-month period | shares	(12,044)
Expired during the six-month period | shares	(5,146)
Exercised during the six-month period | shares	(34,041)	(110,869)
Granted during the six-month period | shares	469,068
Outstanding at June 30 | shares	2,631,822
Exercisable at June 30 | shares	1,105,059
Outstanding at January 1 | € / shares	€ 13.99
Forfeited during the six-month period | € / shares	19.67
Expired during the six-month period | € / shares	14.02
Exercised during the six-month period | € / shares	1.93
Granted during the six-month period | € / shares	14.68
Outstanding at June 30 | € / shares	14.24
Exercisable at June 30 | € / shares	€ 12.18